Summary Prospectus
May 1, 2026

Cboe BZX | FHIL

Federated Hermes International
Leaders ETF

A Portfolio of Federated Hermes ETF Trust
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedHermes.com/us/FundInformation. You can also get this information at no cost by calling 1-800-341-7400, by sending an email request via Contact Us on FederatedHermes.com/us, or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2026, are incorporated by reference into this Summary Prospectus.

A fund seeking to provide long-term capital growth.
As with all funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes International Leaders ETF (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide long-term capital growth.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Shares (Shares). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.58%
Distribution (12b-1) Fee	0.00%[1]
Other Expenses	0.01%[2]
Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.48%
1
 The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a
Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 Other Expenses are based on estimated amounts for the current fiscal year.
3
 The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.47% (the “Fee Limit”), up to but not including the later of (the
“Termination Date”): (a) June 1, 2027 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$60
3 Years	$189
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund is a new fund, has not yet completed its first fiscal year of operation and has no portfolio turnover yet to report.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund pursues its investment objective of long-term capital growth by investing primarily (that is, more than 50%) in a portfolio of equity securities, including common stock and depositary receipts, issued by foreign (non-U.S.) companies that the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”), has deemed as the best opportunities across its investable universe relative to the company’s competitive position or its growth prospects. The Fund’s portfolio is managed using fundamental company analysis and valuation disciplines. The Adviser expects that, normally, the Fund will be invested primarily in foreign stocks in developed markets. The Fund is permitted, however, to invest in companies from both developed (including the United States) and emerging market countries. The Fund’s investment strategy focuses on non-U.S. companies whose share price does not reflect their intrinsic value. The Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price. The strategy gives broad exposure to industry leading companies in developed markets, many of which have a strong or growing presence in the emerging markets. The Fund may invest in exchange-traded funds, derivative contracts (such as options, swaps and futures contracts) and hybrid instruments (such as notes linked to underlying securities, indices or commodities) in order to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s) or to obtain premiums from the sale of derivative contracts. The Fund may also hedge its currency risk by using derivatives such as futures or forward contracts.
What are the Main Risks of Investing in the Fund?
All funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Declines in value can occur because of events relating to an issuer of a particular security resulting in a decline in the price of a particular portfolio holding, shareholder redemptions, or events relating to the broader stock market or economy, including changes in interest rates, industry or economic trends, monetary policy changes, market volatility and liquidity, or other adverse effects, which could negatively impact the Funds performance. Information publicly available about an issuer, whether from the issuer’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, also can affect the price of an issuer’s shares in the market. The adviser and its affiliated investment advisers, as well as third party adviser, also may manage other funds and accounts that use similar investment strategies, and invest in similar securities, as the Fund, and investment in certain securities by multiple funds and accounts, including those managed by the Adviser and its affiliates, could impact the availability of suitable securities and cause a capacity constraint associated with the Fund’s investment strategy and could cause the Fund to be closed entirely or partially to new investment by all or certain shareholders.
■ Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
■ Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
■ Currency Risk. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.

■ European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
■ Investment Style Risk. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund’s style of investing, the Fund’s Share price may lag that of other funds using a different investment style.
■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
■ Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depends less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.
■ ETF Risk. As an ETF, the Fund is subject to the following risks:
Authorized Participants Concentration Risk. To the extent that the Fund invests in instruments that trade outside of a collateralized settlement system, it may have a limited number of financial institutions that act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, trading in Shares of the Fund may be significantly diminished, bid-ask spreads may widen, and the market price of Shares may represent a significant discount to net asset value (NAV). To the extent that no Authorized Participants are willing to trade in the Fund’s shares, the Fund may have difficulty maintaining compliance with the requirements of the Exchange necessary to maintain the listing of the Fund, and the Fund may face delisting from the Exchange.
Premium/Discount Risk. There may be times when the market price of the Fund’s Shares is more than the NAV intra-day (i.e., the market price represents a premium to NAV) or less than the NAV intra-day (i.e., the market price represents a discount to NAV) and when bid-ask spreads widen. As a result, shareholders of the Fund may pay more than NAV when purchasing Shares and receive less than NAV when selling Fund Shares. This risk is heightened in times of market volatility and in steep market declines. In addition, a Fund’s end-of-day market price may deviate from its NAV to the extent that the Fund invests in foreign securities whose local trading markets close before the U.S. market closes because, although the Fund may value such securities at their local market closing prices for purposes of calculating NAV, the broader market may assign them a different value, including due to after-hours developments in their local markets, which may be reflected in the market price of Shares.
Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Shares. Secondary market trading is subject to bid-ask spreads and trading in Fund Shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell Shares of the Fund. In addition, although the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s Shares will continue to be listed.
■ New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.
■ Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Securities markets within emerging market countries may experience low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries. There may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, and financial reporting standards comparable to those to which U.S. companies are subject.
■ Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
■ Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.
■ Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus such as stock market, credit, currency, liquidity and leverage risks.
■ Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
■ Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
■ Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions, including geopolitical and other events (e.g., wars, tensions sanctions and terrorism), legislative changes or shifts in fiscal or monetary policy or reform, industry or economic trends and developments, grid congestion or capacity constraints, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time have a significant effect on the economies of many nations, including the U.S., and financial markets generally and, cause the Fund to experience volatility, illiquidity, loss of value, shareholder redemptions, or other potentially adverse effects.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Global Investment Management Corp.
Richard Winkowski, Senior Portfolio Manager, has been the Fund’s portfolio manager since May 2026.
Dariusz M. Czoch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since May 2026.
purchase and sale of fund shares
The Fund is an exchange-traded fund (ETF). Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (“bid”) and the lowest price a seller is willing to accept for shares (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at FederatedHermes.com/us.

Tax Information
The Fund’s distributions are taxable as ordinary income, qualified dividend income or capital gains, except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Federated Hermes International Leaders ETF
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-23730
CUSIP 31423L867
Q457048 (5/26)
© 2026 Federated Hermes, Inc.